Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Cost, depreciation and amortization	$ 94	$ 5,751	$ 2,567
Management Services Agreement [Member]
Related party transaction, expenses	0	1,723	722
Related Party [Member]
Cost, inventory purchases from related party	$ 700	$ 9,165	$ 4,434